Debt (Details) - Schedule of future minimum payments under the loan agreement - Loan Agreement [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Debt (Details) - Schedule of future minimum payments under the loan agreement [Line Items]
2021 (remaining six months)
2022	1,500
2023	6,000
2024	6,000
2025	1,500
Total	15,000
End of term charge	1,125
Subordinated note payable	16,125
Less unamortized debt discount	(1,596)
Loan Agreement borrowing net of discount	14,529
Less current portion
Loan Agreement borrowings, non-current portion	$ 14,529